Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details) In Thousands, unless otherwise specified	12 Months Ended																																													12 Months Ended
	Dec. 31, 2011 USD ($) Y CNYPerUSD	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Germany USD ($)	Dec. 31, 2011 Germany CNY	Dec. 31, 2010 Germany CNY	Dec. 31, 2009 Germany CNY	Dec. 31, 2011 USA USD ($)	Dec. 31, 2011 USA CNY	Dec. 31, 2010 USA CNY	Dec. 31, 2009 USA CNY	Dec. 31, 2011 Spain USD ($)	Dec. 31, 2011 Spain CNY	Dec. 31, 2010 Spain CNY	Dec. 31, 2009 Spain CNY	Dec. 31, 2011 South Korea USD ($)	Dec. 31, 2011 South Korea CNY	Dec. 31, 2010 South Korea CNY	Dec. 31, 2009 South Korea CNY	Dec. 31, 2010 Hong Kong Special Administrative Region (the "HK SAR") CNY	Dec. 31, 2009 Hong Kong Special Administrative Region (the "HK SAR") CNY	Dec. 31, 2011 Europe USD ($)	Dec. 31, 2011 Europe CNY	Dec. 31, 2010 Europe CNY	Dec. 31, 2009 Europe CNY	Dec. 31, 2011 Net revenues Geographic concentration risk Germany, USA and Spain USD ($)	Dec. 31, 2011 Net revenues Geographic concentration risk Germany, USA and Spain CNY	Dec. 31, 2010 Net revenues Geographic concentration risk Germany, USA and Spain CNY	Dec. 31, 2009 Net revenues Geographic concentration risk Germany, USA and Spain CNY	Dec. 31, 2011 Net revenues Geographic concentration risk Germany USD ($)	Dec. 31, 2011 Net revenues Geographic concentration risk Germany CNY	Dec. 31, 2010 Net revenues Geographic concentration risk Germany CNY	Dec. 31, 2009 Net revenues Geographic concentration risk Germany CNY	Dec. 31, 2011 Net revenues Geographic concentration risk USA USD ($)	Dec. 31, 2011 Net revenues Geographic concentration risk USA CNY	Dec. 31, 2010 Net revenues Geographic concentration risk USA CNY	Dec. 31, 2009 Net revenues Geographic concentration risk USA CNY	Dec. 31, 2011 Net revenues Geographic concentration risk PRC USD ($)	Dec. 31, 2011 Net revenues Geographic concentration risk PRC CNY	Dec. 31, 2010 Net revenues Geographic concentration risk PRC CNY	Dec. 31, 2009 Net revenues Geographic concentration risk PRC CNY	Dec. 31, 2011 Net revenues Geographic concentration risk for known government incentive programs	Dec. 31, 2010 Net revenues Geographic concentration risk for known government incentive programs	Dec. 31, 2009 Net revenues Geographic concentration risk for known government incentive programs	Dec. 31, 2011 Net revenues Customer concentration risk customer	Dec. 31, 2011 Net revenues Customer concentration risk Germany Customer A USD ($)	Dec. 31, 2011 Net revenues Customer concentration risk Germany Customer A CNY	Dec. 31, 2010 Net revenues Customer concentration risk Germany Customer A CNY	Dec. 31, 2009 Net revenues Customer concentration risk Germany Customer A CNY	Dec. 31, 2011 Accounts receivable Customer concentration risk customer	Dec. 31, 2010 Accounts receivable Customer concentration risk	Dec. 31, 2011 Accounts receivable Customer concentration risk Germany Customer A USD ($)	Dec. 31, 2011 Accounts receivable Customer concentration risk Germany Customer A CNY	Dec. 31, 2010 Accounts receivable Customer concentration risk Germany Customer A CNY	Dec. 31, 2011 Advances to suppliers Supplier concentration risk USD ($)	Dec. 31, 2011 Advances to suppliers Supplier concentration risk CNY	Dec. 31, 2010 Advances to suppliers Supplier concentration risk CNY	Dec. 31, 2011 Advances to suppliers Supplier concentration risk Germany Supplier C USD ($)	Dec. 31, 2011 Advances to suppliers Supplier concentration risk Germany Supplier C CNY	Dec. 31, 2010 Advances to suppliers Supplier concentration risk Germany Supplier C CNY	Dec. 31, 2011 Advances to suppliers Supplier concentration risk Singapore Supplier A USD ($)	Dec. 31, 2011 Advances to suppliers Supplier concentration risk Singapore Supplier A CNY	Dec. 31, 2011 Advances to suppliers Supplier concentration risk South Korea Supplier B USD ($)	Dec. 31, 2011 Advances to suppliers Supplier concentration risk South Korea Supplier B CNY	Dec. 31, 2010 Advances to suppliers Supplier concentration risk South Korea Supplier B CNY	Dec. 31, 2011 Cash Financial institution concentration risk Individual financial institutions	Dec. 31, 2010 Cash Financial institution concentration risk Individual financial institutions	Dec. 31, 2011 Cash Financial institution concentration risk PRC institution	Dec. 31, 2010 Cash Financial institution concentration risk PRC institution	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk CNY	Dec. 31, 2010 Cash excluding restricted cash Financial institution concentration risk CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk USA Denominated in USD USD ($)	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk USA Denominated in USD CNY	Dec. 31, 2010 Cash excluding restricted cash Financial institution concentration risk USA Denominated in USD USD ($)	Dec. 31, 2010 Cash excluding restricted cash Financial institution concentration risk USA Denominated in USD CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in USD USD ($)	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in USD CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in Singapore dollar (SGD) CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in Singapore dollar (SGD) SGD	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in RMB CNY	Dec. 31, 2010 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in RMB CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in USD USD ($)	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in USD CNY	Dec. 31, 2010 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in USD USD ($)	Dec. 31, 2010 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in USD CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in EURO CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in EURO EUR (€)	Dec. 31, 2010 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in EURO CNY	Dec. 31, 2010 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in EURO EUR (€)	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in USD USD ($)	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in USD CNY	Dec. 31, 2010 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in USD USD ($)	Dec. 31, 2010 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in USD CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in EURO CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in EURO EUR (€)	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in USD USD ($)	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in USD CNY	Dec. 31, 2010 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in USD USD ($)	Dec. 31, 2010 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in USD CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in EURO CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in EURO EUR (€)	Dec. 31, 2010 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in EURO CNY	Dec. 31, 2010 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in EURO EUR (€)	Dec. 31, 2011 Restricted cash and non-current restricted cash Financial institution concentration risk CNY	Dec. 31, 2010 Restricted cash and non-current restricted cash Financial institution concentration risk CNY	Dec. 31, 2011 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in RMB CNY	Dec. 31, 2010 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in RMB CNY	Dec. 31, 2011 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in USD USD ($)	Dec. 31, 2011 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in USD CNY	Dec. 31, 2010 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in USD USD ($)	Dec. 31, 2010 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in USD CNY	Dec. 31, 2011 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in EURO CNY	Dec. 31, 2011 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in EURO EUR (€)	Dec. 31, 2010 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in EURO CNY	Dec. 31, 2010 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in EURO EUR (€)
Principles of Consolidation
An ownership interest in subsidiary less than this percentage for considering as noncontrolling interests	100.00%	100.00%
Significant Concentrations and Risks
Revenues	$ 2,332,094	14,677,965	12,499,987	7,254,869	$ 1,047,857	6,595,109	7,078,239	4,575,675	$ 339,570	2,137,219	1,216,962	147,383	$ 81,310	511,757	704,355	431,520	$ 2,071	13,036	154,769	218,135	16,500	56,862	$ 1,440,964	9,069,292	10,306,465	6,492,643	$ 1,909,822	12,020,232	9,041,118	5,051,563	$ 1,047,857	6,595,109	7,078,239	4,575,675	$ 339,570	2,137,219	1,216,962	147,383	$ 522,395	3,287,904	745,917	328,505					$ 197,072	1,240,351	1,501,037	1,223,529
Percentage of concentration of risk																											82.00%	82.00%	72.00%	70.00%	45.00%	45.00%	57.00%	63.00%	15.00%	15.00%	10.00%	2.00%	22.00%	22.00%	5.00%	5.00%	100.00%	96.00%	97.00%		8.00%	8.00%	12.00%	17.00%		10.40%															56.80%	45.10%
Number of major customers																																														1					1
Threshold percentage																																														10.00%					10.00%					10.00%	10.00%	10.00%									10.00%	10.00%
Accounts receivable	338,483	2,130,377	1,909,319																																																		3,854	24,254	68,148
Total prepayments to supplier	296,617	1,866,879	1,175,829																																																					226,567	1,425,988	721,482	139,126	875,645	591,816	34,539	217,381	52,902	332,962	129,666
Total cash held by financial institutions	664,300	4,181,038	5,856,132																																																																				4,177,522	5,854,133	14,477	91,218	5,584	36,982	282	1,776	539	111	2,391,014	3,675,875	197,529	1,244,612	229,668	1,521,020	128,091	15,693	443,430	50,353	22,037	138,851	369	2,443	12,919	1,583	127	799	57	377	167,703	20,546	174,006	19,759
Total restricted cash	227,567	1,432,282	644,928																																																																																																						1,432,282	644,928	1,372,682	577,900	6,488	40,883	7,905	52,353	18,717	2,293	14,675	1,666
Deposits for the purchase of equipment	75,307	473,974	341,198
Number of individual financial institutions																																																																					3	3
Foreign Currency
Noon buying rate RMB to $1.00	6.2939	6.2939
Cash and Restricted Cash
Maximum maturity period for letters of credit and letters of guarantee (in years)	1	1
Sale of Accounts Receivable
Proceeds from sale of accounts receivable	54,635	343,865	1,684,959
Loss on sale of accounts receivable	362	2,279	6,270	5,891
Prepayments to Suppliers
Amount of the prepayments to suppliers reduced and reclassified to inventories	75,647	476,113	424,004	537,008
Long-term prepayments to suppliers	$ 210,158	1,322,714	504,326